Supplement to the
Fidelity Asset Manager® Funds
Fidelity Advisor Asset Manager® 20% Fidelity Advisor Asset Manager 30% Fidelity Advisor Asset Manager 40% Fidelity Advisor Asset Manager 50% Fidelity Advisor Asset Manager 60% Fidelity Advisor Asset Manager 70% Fidelity Advisor Asset Manager 85% Institutional Class
November 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AARI-15-01  June 1, 2015
1.899425.111

Supplement to the
Fidelity Advisor® Global Balanced Fund
Institutional Class
December 30, 2014
Prospectus

Effective on July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (U.K.) Limited (FMR U.K.), FIL Investments (Japan) Limited (FIJ), FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Ruben Calderon (lead portfolio manager) has managed the fund since December 2006.

Geoff Stein (co-manager) has managed the fund since June 2009.

Andy Weir (co-manager) has managed the fund since January 2006.

John Lo (co-manager) has managed the fund since February 2007.

Stephen DuFour (co-manager) has managed the fund since October 2007.

Maria Nikishkova (co-manager) has managed the fund since December 2012.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

The following information replaces the biographical information for Ruben Calderon and Geoff Stein found in the "Fund Management" section on page 26.

Ruben Calderon is lead portfolio manager of Fidelity Global Balanced Fund, which he has managed since December 2006. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

Geoff Stein is co-manager of Fidelity Global Balanced Fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

AGBLI-15-03  June 1, 2015
1.899424.116

Supplement to the

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor Asset Manager® 20%	FTAWX	FTDWX	FTBWX	FTCWX	FTIWX
Fidelity Advisor Asset Manager 30%	FTAAX	FTTNX	FTBNX	FCANX	FTINX
Fidelity Advisor Asset Manager 40%	FFNAX	FFNTX	FFNBX	FFNCX	FFNIX
Fidelity Advisor Asset Manager 50%	FFAMX	FFTMX	FFBMX	FFCMX	FFIMX
Fidelity Advisor Asset Manager 60%	FSAAX	FSATX	FSABX	FSCNX	FSNIX
Fidelity Advisor Asset Manager 70%	FAASX	FTASX	FBASX	FCASX	FAAIX
Fidelity Advisor Asset Manager 85%	FEYAX	FEYTX	FEYBX	FEYCX	FEYIX

Fidelity Advisor Asset Manager 20% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager® 20%; Fidelity Advisor Asset Manager 30% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 30%; Fidelity Advisor Asset Manager 40% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 40%; Fidelity Advisor Asset Manager 50% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 50%; Fidelity Advisor Asset Manager 60% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 60%; Fidelity Advisor Asset Manager 70% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 70%; and Fidelity Advisor Asset Manager 85% Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Asset Manager 85%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AAR-AARIB-15-01  June 1, 2015
1.893758.106

Supplement to the

Fidelity Advisor® Global Balanced Fund
Class A (FGLAX), Class T (FGLTX), Class B (FGLBX), Class C (FGLCX), and Institutional Class (FGLIX)

Classes of shares of Fidelity® Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Effective April 1, 2015, following an internal corporate reorganization, FMR Investment Management (U.K.) Limited is carrying on the business of Fidelity Management & Research (U.K.) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 48.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (U.K.) Limited (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

AGBL-AGBLIB-15-02  June 1, 2015
1.893762.111